Long-Term Time Deposits and Held-to-Maturity Investments	12 Months Ended
Dec. 31, 2025
Schedule of Investments [Abstract]
Long-Term Time Deposits and Held-to-Maturity Investments
5.	LONG-TERM TIME DEPOSITS AND HELD-TO-MATURITY INVESTMENTS
Long-term time deposits and
held-to-maturity
investments were mainly deposits in commercial banks with maturities of greater than one year and wealth management products issued by commercial banks and other financial institutions for which the Group has the positive intent and ability to hold those investments to maturity with maturities of greater than one year.
During the years ended December 31, 2023, 2024 and 2025, the Group recorded interest income from its long-term
time deposits and
held-to-maturity
investments of RMB
1.3 billion, RMB2.9 billion and RMB5.3 billion (US$752 million) in the consolidated statements of comprehensive income, respectively.
Long-term time deposits and
held-to-maturity
investments as of December 31, 2024 and 2025 are summarized below:

	As of December 31, 2024
	Cost or amortized cost less allowance for credit losses	Gross unrecognized holding gains	Gross unrecognized holding losses	Fair value
	RMB	RMB	RMB	RMB
	(In millions)
Long-term time deposits and held-to-maturity investments	98,535	1,290	(756)	99,069

	As of December 31, 2025
	Cost or amortized cost less allowance for credit losses	Gross unrecognized holding gains	Gross unrecognized holding losses	Fair value
	RMB	RMB	RMB	RMB	US$
	(In millions)
Long-term time deposits and held-to-maturity investments	123,862	1,411	(225)	125,048	17,882
The following table summarizes the net carrying amount of
long-term
time deposits and
held-to-maturity
investments with stated contractual dates, classified by the contractual maturity date of the investments:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(In millions)
Due in 1 year through 2 years	30,556	91,795	13,126
Due in 2 years through 3 years	67,979	8,165	1,168
Due in 3 years through 5 years	—	23,902	3,418

Total	98,535	123,862	17,712